SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12:	SUBSEQUENT EVENTS

The Company evaluated subsequent events from the date of the balance sheet of June 30, 2025 through December 25, 2025, the date the financial statements were available to be issued, and has determined that, there have been no subsequent events that require recognition or disclosure in the financial statements as follows :

a.	On October 6, 2025, the Company and Aptar entered into a Termination and Settlement Agreement to terminate the agreements described in Note 6 and to resolve and settle outstanding disputes between the parties. The Company agreed to pay $75 and a future $225 for all past obligations.

b.	On October 3, 2025 the company and Aptar signed a new master service agreement and schedules of work (the “New Aptar Agreement”) in which Aptar granted the Company technology access to co-development and support for the development and submissions to regulatory bodies of intranasal to deliver NS001 and NS002 using Aptar’s technology. In connection with the development, the Company is required to pay Aptar up to $1,000 in the aggregate comprising of $600 paid in three annual instalments in project period, $200 upon submission of New Drug $200 upon approval of a NDA with the FDA (or equivalent body outside the U.S. The Company paid $200 to Aptar to date under the New Aptar Agreement. In addition to the fees described above, upon receipt of NDA Approval for the Final Product (as defined in the agreement), Company agreed to pay 1% royalties from the Net Revenue of the Final Product for a period of seven years commencing on the date of the first commercial sale of such Final Product. The Company also agreed to pay a termination fee of up to $160 based on termination date.

c.	Further to the litigation described above in Note 6, on July 17, 2025, the Company agreed to settle with supplier associated with the Taffix in return for all claims made the company agreed to pay an aggregate amount of NIS 310 ($94) paid in eight equal instalments to be paid monthly until April 2026.

d.	Further to service agreement with Formulex described in Note 6, on September 8, 2025, the Company signed a services agreement with Formulex where the Company would pay a fixed fee of $10 per month for R&D services. On December 18, 2025, the Company signed an agreement with Formulex related to forfeiture of prior obligations under the Previous Formulex Service Agreement (as defined in Note 6), and accordingly an amount of $210, which is recorded within Accrued expense and other current liabilities as of June 30, 2025, is no longer due to Formulex.

e.

On August 7, 2025, the Company engaged Capital Point Ltd. to provide certain investor relations and public relations services, and business development related services in connection with all of the Company’s product candidates. The Company will receive such services for a two-year period, for an aggregate amount of $600 plus VAT.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)

f.	The CEO is also entitled for other benefits such as reimbursement of expenses and certain bonus payments, including a one-time bonus payment of NIS 120 ($33) upon and subject to consummation of the IPO.

g.	The Company completed its IPO in August 2025 and the Company’s ordinary shares started trading on the NYSE American under the symbol (“NSRX”). See also Note 1(d).

h.	In connection with the IPO, three executive officers of the Company received bonuses based on the terms of their employment contracts as described in Notes 9(a), 10(h) and 10(i). Mr. Gilboa received NIS 905 ($250), Dr. Megiddo received NIS 724 ($200) and Mr. Teleman received NIS 240 ($66).

i.	In connection with the IPO, all Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares have been converted to Ordinary Shares, no par value per share, at a 1:1 ratio. In addition, all outstanding SAFEs entered into and paid prior to the IPO have been automatically converted into Ordinary Shares, no par value per share, upon the effectiveness of the registration statement for the IPO.

j.	On November 17, 2025, the Company’s Board of Directors approved the grant of 126,197 share options to Eyal Rubin, who was subsequently appointed as the Company’s Chief Financial Officer. The grant to Mr. Rubin is subject to shareholder approval. The share options have an exercise price of $7.56 and vest over three years.

k.

On December 11, 2025, the Company’s Board of Directors approved the grant of an aggregate amount of 30,000 share options to three members of the Board of Directors, subject to shareholder approval. The share options have an exercise price of $5.38 and vest over four years in quarterly installments.

On the same date, the Company’s Board of Directors approved the grant of 55,500 share options to employees and advisors of the Company.

l.	On December 21, 2025, the Company terminated one 2024 SAFE agreement in the amount of $250, as the investor did not transfer the funds as agreed upon per the agreement. The Company notified the investor. The Company has not issued the investor any shares, nor has it recorded this particular SAFE agreement in its financial statements.